UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04450

Franklin Templeton Global Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period:  1/31/16

Item 1. Schedule of Investments.

Franklin Templeton Global Trust

Statement of Investments, January 31, 2016 (unaudited)

Templeton Hard Currency Fund	Principal Amount		Value
Foreign Government and Agency Securities 32.1%
Government of Hong Kong, 1.91%, 3/21/16	83,000,000	HKD	$10,694,484
Government of Singapore, senior bond, 3.75%, 9/01/16	13,700,000	SGD	9,780,699
[a] Hong Kong Treasury Bill, 3/16/16	42,000,000	HKD	5,396,935
[a] Monetary Authority of Singapore Treasury Bill,
2/05/16	3,960,000	SGD	2,780,191
3/01/16	2,100,000	SGD	1,473,449
Total Foreign Government and Agency Securities (Cost $30,093,864)			30,125,758
	Shares
Money Market Funds (Cost $62,924,406) 67.0%
[b,c] Institutional Fiduciary Trust Money Market Portfolio	62,924,406		62,924,406
Total Investments (Cost $93,018,270) 99.1%			93,050,164
Other Assets, less Liabilities 0.9%			829,714
Net Assets 100.0%			$93,879,878

[a] The security is traded on a discount basis with no stated coupon rate.
[b] Non-income producing.
[c] See Note 6 regarding investments in affiliated management investment companies.

At January 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forw ard Exchange Contracts
South Korean Won	DBAB	Buy	10,640,940,000	$9,129,936	2/04/16	$-	$(324,039)
South Korean Won	HSBC	Buy	3,800,610,000	3,403,125	3/03/16	-	(261,173)
South Korean Won	JPHQ	Buy	5,900,000,000	4,932,286	3/31/16	-	(58,454)
South Korean Won	JPHQ	Sell	5,900,000,000	4,865,578	3/31/16	-	(8,253)
Malaysian Ringgit	HSBC	Buy	4,286,900	1,025,206	4/15/16	5,350	-
South Korean Won	HSBC	Buy	36,109,200,000	31,342,071	4/15/16	-	(1,521,855)
Mexican Peso	DBAB	Buy	24,075,428	1,534,992	4/18/16	-	(214,162)
Mexican Peso	DBAB	Buy	91,836,169	5,785,138	6/15/16	-	(768,047)
South Korean Won	JPHQ	Buy	1,358,368,000	1,169,012	6/15/16	-	(47,901)
Mexican Peso	DBAB	Buy	36,456,000	2,247,457	7/20/16	-	(260,951)
Malaysian Ringgit	HSBC	Buy	20,416,100	4,762,883	7/29/16	124,812	-
Mexican Peso	MSCO	Buy	73,028,700	4,368,529	8/08/16	-	(394,659)
Mexican Peso	JPHQ	Buy	13,066,100	771,772	8/22/16	-	(61,498)
Total Forw ard Exchange Contracts						$130,162	$(3,920,992)
Net unrealized appreciation (depreciation)							$(3,790,830)

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Global Trust

Statement of Investments, January 31, 2016 (unaudited) (continued)

ABBREVIATIONS

Counterparty

DBAB	Deutsche Bank AG
HSBC	HSBC Bank PLC
JPHQ	JP Morgan Chase & Co.
MSCO	Morgan Stanley

Currency

HKD	Hong Kong Dollar
SGD	Singapore Dollar

Franklin Templeton Global Trust

Notes to Statement of Investments (unaudited)

Templeton Hard Currency Fund

1. ORGANIZATION

Franklin Templeton Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Templeton Hard Currency Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

4.	INCOME TAXES

At January 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$93,183,912

Unrealized appreciation	$123,520
Unrealized depreciation	(257,268)
Net unrealized appreciation (depreciation)	$(133,748)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by the affiliate. Prior to November 1, 2013, the waiver was accounted for as a reduction to management fees.

% of Affiliated Fund
	Number of Shares			Number of Shares	Value at		Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)	Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	76,693,170	2,387,457	(16,156,221)	62,924,406	$62,924,406	$ -	$ -	0.37%

7. UPCOMING REPOSITION

On February 23, 2016, the Board approved a proposal to reposition the Fund, subject to shareholder approval of certain matters. Among other things, the repositioning would involve changing the name of the Fund to Templeton Global Currency Fund, changing the investment goal of the Fund, and modifying the Fund’s principal investment strategies. It is anticipated that in May 2016 shareholders of the Fund will receive a proxy statement requesting their votes on certain proposals related to the repositioning and other matters. If such proposals are approved by the Fund’s shareholders, the repositioning is currently expected to be completed on or about August 19, 2016.

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities
Foreign Government and Agency Securities	$-	$30,125,758	$	- $	30,125,758
Money Market Funds	62,924,406	-		-	62,924,406
Total Investments in Securities	$62,924,406	$30,125,758	$	- $	93,050,164

Other Financial Instruments
Forw ard Exchange Contracts	$-	$130,162	$	- $	130,162

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$3,920,992	$	- $	3,920,992

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure, other than those disclosed in the Statement of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2016

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date March 28, 2016